Document And Entity Information	12 Months Ended
Dec. 31, 2014 shares
Document Information [Line Items]
Entity Registrant Name	FLAMEL TECHNOLOGIES SA
Entity Central Index Key	0001012477
Current Fiscal Year End Date	--12-31
Trading Symbol	FLML
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	40,191,264
Document Type	20-F
Amendment Flag	true
Document Period End Date	Dec. 31, 2014
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Amendment Description	Flamel Technologies S.A. is filing this Amendment No. 1 to its annual report on Form 20-F for the fiscal year ended December 31, 2014 (the “2014 Form 20-F”), which was originally filed with the Securities and Exchange Commission on April 30, 2015 (the “Original Filing”), for the sole purposes of: (a) Amending Page F-5 of Item 18 of the Original Filing to include a column that presents the consolidated comprehensive income for the year ended December 31, 2012 in the Consolidated Statements of Comprehensive Income. The column for the year ended December 31, 2012 was inadvertently omitted from Page F-5 of Item 18 of the Original Filing. In accordance with Rule 12b-15 under the Securities Exchange Act of 1934 (the “Exchange Act”), the complete text of Item 18 (i.e., the entire financial statements) as amended is being filed herewith; (b) correcting a typographical error on page F-3 of Item 18 of the Original Filing to delete an extra zero (“0”) within the descriptive caption of the line item for ordinary shares. As note in item (a) above, the complete text of Item 18 as amended is being filed herewith; (c) Filing a Consent of the independent registered public accounting firm, as Exhibit 23.1, to reference the accountants’ report that appears with the financial statements being filed herewith as described in item (a) above. The Consent being filed herewith also eliminates the typographical error contained in the Consent that was attached to the Original Filing as Exhibit 23.1; such original Consent inadvertently referred to the accountants’ report which appears in the Original Filing as being dated April 30, 2014 whereas such accountants’ report was actually dated April 30, 2015; and (d) In accordance with Rule 12b-15 under the Exchange Act, to include as exhibits the new certifications required by Rule 13a-14(a) under the Exchange Act. This Amendment No. 1 speaks as of April 30, 2015, which was the filing date of the 2014 Form 20-F. Other than as expressly set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate the information in the 2014 Form 20-F as filed in the Original Filing, or reflect any events that have occurred after the date of the Original Filing.